SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 10:-	SUBSEQUENT EVENTS

a.	Short-term Loan Agreement

On July 1st, 2024, IMC Holdings entered into a short-term loan agreement with a non-financial institute in the amount of $1,113. Such loan bear interest at an annual rate of 12% and mature 62 days from the date of signing the loan agreement.

b.	Consolidation 2024

On July 12, 2024, the Company consolidated its issued and outstanding common shares based on one post-consolidated Common Share for every six pre-consolidated Common Shares.

Post Consolidation, total Common Shares were reduced from 13,394,136 to 2,232,357 Common Shares.

c.	NASDAQ Notification of Regaining Compliance

On July 26, 2024, the Company received a formal notice from The Nasdaq Stock Market, LLC ("Nasdaq") stating that the Company has regained compliance with the minimum bid price requirement set forth in Rule 5550(a)(2) of the Nasdaq Listing.

The Company is now in compliance with all applicable listing standards and will continue to be listed and traded on the NASDAQ Stock Market.